5. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes Payable Tables
Convertible notes payable

	June 30, 2014	December 31, 2013
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $60,127 and $119,274, respectively	$178,873	$119,726
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	–	10,059
Convertible note payable, due December 19, 2013	–	32,500
Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	–	15,492
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	–	20,269
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	–	14,000
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $36,977	–	13,023
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	–	11,287
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	–	12,527
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $20,569	–	17,931
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $24,049	–	14,451
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $25,226	–	5,986
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $47,226	–	10,274
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $38,678	–	3,822

	June 30, 2014	December 31, 2013
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $5,802 and $48,625, respectively	14,714	1,375
Convertible promissory note, due October 10, 2014, net of unamortized debt discount of $12,055	20,445	–
Convertible promissory note, due November 14, 2014, net of unamortized debt discount of $13,700	13,800	–
Convertible promissory note, due February 20, 2015, net of unamortized debt discount and OID of $16,069	8,901	–
Convertible promissory note, due February 2, 2015, net of unamortized debt discount of $28,408	21,592	–
Convertible promissory note, due January 7, 2015, net of unamortized debt discount of $25,489	12,011	–
Convertible promissory note, due May 2, 2015, net of unamortized debt discount of $26,658	8,342	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $49,000	14,000	–
Convertible promissory notes, due May 2, 2015, net of unamortized debt discount of $67,068	12,932	–
Convertible promissory note, due May 9, 2015, net of unamortized debt discount of $192,945	32,055	–
Convertible promissory note, due June 9, 2015, net of unamortized debt discount of $311,014	18,986	–
Total	356,651	302,722
Less short term portion	(356,651)	(278,266)
Long term portion	$–	$24,456

	December 31, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $26,301	–	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $18,904	–	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $119,274 and $43,326, respectively	119,726	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $30,852	–	1,648
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	10,059	–
Convertible note payable, due December 19, 2013	32,500

Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	$15,492	$–
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	20,269	–
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	14,000	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $36,977	13,023	–
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	11,287	–
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	12,527	–
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $20,569	17,931	–
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $24,049	14,451	–
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $25,226	5,986	–
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $47,226	10,274	–
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $38,678	3,822	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $48,625	1,375	–
Total	302,722	75,649
Less short term portion	(278,266)	(68,975)
Long term portion	$24,456	$6,674